CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2022
Schedule Of Construction In Progress
CONSTRUCTION-IN-PROGRESS

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

As of:	December 31, 2022	December 31, 2021
Greenhouse costs	$-	$452,405

The Company’s greenhouses in Olympia, Washington that will be used to grow functional mushrooms were substantially finished as of December 31, 2022. As such, the associated costs were transferred to property and equipment at the end of 2022.